UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from June 1, 2025 to November 30, 2025
Commission File Number: 333-268913-01
Central Index Key Number: 0001955844
EVERGY MISSOURI WEST, INC.
(Sponsor and depositor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization)
333-268913
(Commission File Number)
0001955722
(Central Index Key Number)
44-0541877
(I.R.S. Employer Identification Number)
1200 Main Street
Kansas City, Missouri 64105
(816) 556-2200
(Address, including zip code, and telephone number, including area code, of depositor's principal executive offices)
EVERGY MISSOURI WEST STORM FUNDING I, LLC
(Issuing entity and registrant as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization)
333-268913-01
(Commission File Number)
0001955844
(Central Index Key Number)
92-1105743
(I.R.S. Employer Identification Number)
818 S. Kansas Avenue
Topeka, Kansas 66612
(785) 575-6300
(Address, including zip code, and telephone number, including area code, of issuing entity's principal executive offices)
Heather A. Humphrey
Senior Vice President, General Counsel and Corporate Secretary
Evergy Missouri West, Inc.
1200 Main Street
Kansas City, Missouri 64105
(816) 556-2200
(Name, address, including zip code, and telephone number, including area code, of agent for service)
Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of Class				(If Section 12(b))
Securitized Utility Tariff Bonds, Series 2024-A	☐	☐	☒	N/A

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes	☒	No	☐

PART 1 - DISTRIBUTION
INFORMATION
ITEM 1. DISTRIBUTION AND POOL PERFORMANCE INFORMATION.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is November 28, 2025.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated February 14, 2024, of Evergy Missouri West Storm Funding I, LLC (the "Issuing Entity") relating to the Securitized Utility Tariff Bonds, Series 2024-A dated February 23, 2024 (the "Bonds"), filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the December 1, 2025 distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
Item 1A. Asset-Level Information.
Item 1B. Asset Representations Reviewer and Investor Communication.

PART 2 - OTHER INFORMATION
ITEM 2. LEGAL PROCEEDINGS.
None.
ITEM 3. SALES OF SECURITIES AND USE OF PROCEEDS.
None.
ITEM 4. DEFAULTS UPON SENIOR SECURITIES.
Omitted pursuant to General Instruction C of Form 10-D.
ITEM 5. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Omitted pursuant to General Instruction C of Form 10-D.
ITEM 6. SIGNIFICANT OBLIGORS OF POOL ASSETS.
Omitted pursuant to General Instruction C of Form 10-D.
ITEM 7. CHANGE IN SPONSOR INTEREST IN THE SECURITIES.
None.
ITEM 8. SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.
Omitted pursuant to General Instruction C of Form 10-D.

ITEM 9. OTHER INFORMATION.
Omitted pursuant to General Instruction C of Form 10-D.
ITEM 10. EXHIBITS.
Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit Number		Description of Document
3.1
Certificate of Formation of Evergy Missouri West Storm Funding I, LLC (filed with the Registration Statement on Form SF-1 of Evergy Missouri West, Inc. and Evergy Missouri West Storm Funding I, LLC (File Nos. 333-268913 and 333-268913-01) filed on December 20, 2022)

3.2
Amended and Restated Limited Liability Company Agreement of Evergy Missouri West Storm Funding I, LLC (Exhibit 3.2 to the Form 8-K of Evergy Missouri West, Inc. and Evergy Missouri West Storm Funding I, LLC filed on February 16, 2024)

4.1
Indenture between Evergy Missouri West Storm Funding I, LLC and The Bank of New York Mellon Trust Company, N.A., dated as of February 23, 2024 (Exhibit 4.1 to the Form 8-K of Evergy Missouri West, Inc. and Evergy Missouri West Storm Funding I, LLC filed on February 23, 2024)

4.2
Series Supplement between Evergy Missouri West Storm Funding I, LLC and The Bank of New York Mellon Trust Company, N.A. (including forms of the Bonds), dated as of February 23, 2024 (Exhibit 4.2 to the Form 8-K of the Evergy Missouri West, Inc. and Evergy Missouri West Storm Funding I, LLC filed on February 23, 2024)

10.1
Securitized Utility Tariff Property Servicing Agreement between Evergy Missouri West Storm Funding I, LLC and Evergy Missouri West, Inc., as Servicer, dated as of February 23, 2024 (Exhibit 10.1 to the Form 8-K of Evergy Missouri West, Inc. and Evergy Missouri West Storm Funding I, LLC filed on February 23, 2024)

10.2
Securitized Utility Tariff Property Purchase and Sale Agreement between Evergy Missouri West Storm Funding I, LLC and Evergy Missouri West, Inc. as Seller, dated as of February 23, 2024 (Exhibit 10.2 to the Form 8-K of Evergy Missouri West, Inc. and Evergy Missouri West Storm Funding I, LLC filed on February 23, 2024)

10.3
Administration Agreement between Evergy Missouri West Storm Funding I, LLC and Evergy Missouri West, Inc., as Administrator, dated as of February 23, 2024 (Exhibit 10.3 to the Form 8-K of Evergy Missouri West, Inc. and Evergy Missouri West Storm Funding I, LLC filed on February 23, 2024)

99.1	*	Semi-annual Servicer's Certificate dated November 18, 2025, related to the Bonds

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EVERGY MISSOURI WEST STORM FUNDING I, LLC
(Issuing Entity)
By: Evergy Missouri West, Inc., as Servicer

Signature	Title	Date

/s/ Geoffrey T. Ley	Senior Vice President and Treasurer	December 11, 2025
Geoffrey T. Ley